Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of remuneration of key management personnel
	Year Ended December 31,
	2021	2020
Professional fees (1)	$91,249	$40,491
Salaries	144,231	-
Share based compensation(2)	6,016,173	1,047,943
	$6,251,653	$1,088,434

(1)	In September 2019, Ms. Cindy Davis was appointed Chief Financial Officer of the Company. Ms. Davis is also a senior employee of Marrelli Support Services Inc. (“Marrelli Support”). Marrelli Support also provides accounting services to the Company. On April 29, 2021, Mr. Paul Ciullo was appointed as the Chief Financial Officer replacing Ms. Davis.

(2)	Represents the share based compensation for officer and directors. See notes 6 and 11 for additional related party transactions.